Related Party Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related party transactions [abstract]
Basic compensation and bonuses	¥ 1,640	¥ 1,614	¥ 1,664
Share-based compensation (expensed amount)	2,403	2,547	2,483
Other	43	38	42
Total	¥ 4,085	¥ 4,199	¥ 4,189